Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Other comprehensive income
Schedule of Other comprehensive income

	2021			2020			2019
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Pension remeasurements(1)
Remeasurements of defined benefit plans	3 040	(755)	2 285	624	(140)	484	414	(95)	319
Net change during the year	3 040	(755)	2 285	624	(140)	484	414	(95)	319
Translation differences
Exchange differences on translating foreign operations	1 160	2	1 162	(1 232)	1	(1 231)	259	–	259
Transfer to income statement	(7)	–	(7)	–	–	–	1	–	1
Net change during the year	1 153	2	1 155	(1 232)	1	(1 231)	260	–	260
Net investment hedges(2)
Net investment hedging (losses)/gains	(249)	–	(249)	266	42	308	(58)	12	(46)
Net change during the year	(249)	–	(249)	266	42	308	(58)	12	(46)
Cash flow and other hedges(3)
Net fair value (losses)/gains	(10)	–	(10)	1	(1)	–	(64)	13	(51)
Transfer to income statement	10	–	10	14	(3)	11	62	(12)	50
Net change during the year	–	–	–	15	(4)	11	(2)	1	(1)
Financial assets at fair value through other comprehensive income
Net fair value (losses)/gains	(25)	–	(25)	(213)	38	(175)	(126)	25	(101)
Transfer to income statement on loss allowance	19	–	19	229	(46)	183	40	(8)	32
Transfer to income statement on disposal	13	–	13	31	(6)	25	94	(19)	75
Net change during the year	7	–	7	47	(14)	33	8	(2)	6
Other increase	–	–	–	3	–	3	–	–	–
Total	3 951	(753)	3 198	(277)	(115)	(392)	622	(84)	538
(1)

In 2021, remeasurement of defined benefit plans includes the impact of the modification of the terms of the US defined benefit pension plans. For more information, refer to Note 25, Pensions and other post-employment benefits.

(2)

In 2020, income tax related to net investment hedging gains includes EUR 94 million related to the derecognition of deferred tax assets in Finland. For more information, refer to Note 11, Income taxes.

(3)	Includes movements in cash flow hedging reserve and related cost of hedging reserve.